Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 556,604	₨ 597,497	₨ 181,237
Deferred tax expense (income) recognized in profit or loss	(40,893)	416,260
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(143,519)	(143,326)	(181,238)
Deferred tax expense (income) recognized in profit or loss	(193)	37,912
Deferred tax relating to items credited (charged) directly to equity	0	0
Lease Obligations On Right Of Use Assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	130,143	61,752	33,028
Deferred tax expense (income) recognized in profit or loss	68,391	28,724
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(35,670)	0	0
Deferred tax expense (income) recognized in profit or loss	(35,670)	0
Deferred tax relating to items credited (charged) directly to equity	0	0
MAT Credit Entitlement [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		0	66,318
Deferred tax expense (income) recognized in profit or loss	0	(66,318)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Provision For Employee Benefits [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	46,258	8,886	0
Deferred tax expense (income) recognized in profit or loss	37,372	8,886
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Accounts Receivable [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	111,455	99,078	0
Deferred tax expense (income) recognized in profit or loss	12,377	99,078
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Provision For Doubtful Advances [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	20,976	12,585	₨ 0
Deferred tax expense (income) recognized in profit or loss	8,391	12,585
Deferred tax relating to items credited (charged) directly to equity	₨ 0	₨ 0